NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NOTES PAYABLE
Interest Waived	$ 4,831	$ 4,770	$ 4,351	$ 7,318